Derivative Instruments (Offsetting Derivative Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 9,107,388	$ 9,008,538
Gross amounts offset in the Statement of Financial Condition	(4,042,322)	(4,620,473)
Net amounts of assets presented in the Statement of Financial Condition	5,065,066	4,388,065
Financial Instruments
Collateral Received	(3,403,431)	(2,662,171)
Net Amount	$ 1,661,635	$ 1,725,894
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty C [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	$ 2,567,252	$ 512,241
Financial Instruments
Collateral Received	(2,567,252)	(512,241)
Net Amount
Counterparty G [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	890,569	1,725,894
Financial Instruments
Net Amount	890,569	1,725,894
Counterparty H [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	771,066
Financial Instruments
Net Amount	771,066
Counterparty I [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	836,179	2,149,930
Financial Instruments
Collateral Received	(836,179)	(2,149,930)
Net Amount
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	5,793,311	5,513,420
Gross amounts offset in the Statement of Financial Condition	(2,389,880)	(2,851,249)
Net amounts of assets presented in the Statement of Financial Condition	3,403,431	2,662,171
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	3,694,763	1,820,652
Gross amounts offset in the Statement of Financial Condition	(1,127,511)	(1,308,411)
Net amounts of assets presented in the Statement of Financial Condition	2,567,252	512,241
Futures Contracts [Member] | Counterparty I [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,098,548	3,692,768
Gross amounts offset in the Statement of Financial Condition	(1,262,369)	(1,542,838)
Net amounts of assets presented in the Statement of Financial Condition	836,179	2,149,930
Forward Currency Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	3,314,077
Gross amounts offset in the Statement of Financial Condition	(1,652,442)
Net amounts of assets presented in the Statement of Financial Condition	1,661,635
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,572,076	3,495,118
Gross amounts offset in the Statement of Financial Condition	(681,507)	(1,769,224)
Net amounts of assets presented in the Statement of Financial Condition	890,569	$ 1,725,894
Forward Currency Contracts [Member] | Counterparty H [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,742,001
Gross amounts offset in the Statement of Financial Condition	(970,935)
Net amounts of assets presented in the Statement of Financial Condition	$ 771,066